Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Treasury Shares	Share-Based Payment Reserve	Exchange Reserve	Capital Reserve	Retained Earnings	Total	Non- Controlling Interests	Total
Balance at Apr. 30, 2020	$ 5	$ 128,214				$ 16,656	$ 19,530	$ 164,405		$ 164,405
Profit (loss) for the period							22,937	22,937	(803)	22,134
Other comprehensive income (expenses) for the period:
Exchange differences arising on translation					(516)			(516)	49	(467)
Total comprehensive income (expense) for the period					(516)		22,937	22,421	(754)	21,667
Acquisition of subsidiaries (note 14(b))		8,725						8,725	4,002	12,727
Issuance of shares	2	173,696						173,698		173,698
Share-based compensation (note 30)				120				120		120
Balance at Apr. 30, 2021	7	310,635		120	(516)	16,656	42,467	369,369	3,248	372,617
Profit (loss) for the period							27,493	27,493	(1,653)	25,840
Other comprehensive expense for the year:
Issuance of shares by a non-wholly owned subsidiary (note 19)						44		44	57	101
Other comprehensive income (expenses) for the period:
Exchange differences arising on translation					(4,199)			(4,199)	(52)	(4,251)
Total comprehensive income (expense) for the period					(4,199)		27,493	23,294	(1,705)	21,589
Share-based compensation (note 30)				224				224	914	1,138
Balance at Apr. 30, 2022	7	310,635		344	(4,715)	16,700	69,960	392,931	2,514	395,445
Profit (loss) for the period							42,059	42,059	(1,246)	40,813
Other comprehensive (expenses) income for the year:
Share of other comprehensive income of joint ventures					362			362	15	377
Repurchase of shares of the Company (note 26(h))			(318,882)					(318,882)		(318,882)
Acquisition of subsidiaries under common control (note 14(a))			266,647			(274,831)		(8,184)	5,025	(3,159)
Other comprehensive income (expenses) for the period:
Exchange differences arising on translation					(532)			(532)	(458)	(990)
Total comprehensive income (expense) for the period					(170)		42,059	41,889	(1,689)	40,200
Issuance of shares	1	229,185						229,186		229,186
Share-based compensation (note 30)				244				244		244
Balance at Apr. 30, 2023	8	539,820	(52,235)	588	(4,885)	(258,131)	112,019	337,184	5,850	343,034
Profit (loss) for the period							31,940	31,940	(1,154)	30,786
Other comprehensive (expenses) income for the year:
Share of other comprehensive income of joint ventures					121			121	5	126
Other comprehensive income (expenses) for the period:
Change in shareholding of subsidiaries without losing control						11,531		11,531	(13,178)	(1,647)
Exchange differences arising on translation					502			502	(290)	212
Total comprehensive income (expense) for the period					623		31,940	32,563	(1,439)	31,124
Issuance of shares		5,602						5,602		5,602
Share-based compensation (note 30)				83				83		83
Balance at Oct. 31, 2023	$ 8	$ 545,422	$ (52,235)	$ 671	$ (4,262)	$ (246,600)	$ 143,959	$ 386,963	$ (8,767)	$ 378,196